Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Gross revenue	$ 1,503,993	$ 1,296,509	$ 1,263,147
Reimbursable expenses	(388,987)	(350,780)	(363,103)
Net revenue	1,115,006	945,729	900,044
Costs and expenses:
Direct costs	717,750	611,923	541,388
Selling, general and administrative	280,780	255,864	232,688
Depreciation and amortization	42,823	38,682	33,873
Restructuring and other items, net (Note 14)	5,636	9,817
Total costs and expenses	1,046,989	916,286	807,949
Income from operations	68,017	29,443	92,095
Interest income	1,151	1,194	1,761
Interest expense	(1,947)	(1,642)	(1,132)
Income before provision for income taxes	67,221	28,995	92,724
Provision for income taxes (Note 13)	(11,801)	(6,115)	(5,653)
Net income	$ 55,420	$ 22,880	$ 87,071
Net income per ordinary share:
Basic	$ 0.92	$ 0.38	$ 1.46
Diluted	$ 0.92	$ 0.37	$ 1.44
Weighted average number of ordinary shares outstanding:
Basic (Note 2)	59,968,174	60,379,338	59,718,934
Diluted (Note 2)	60,450,706	61,070,686	60,637,103